Derivative Instruments and Hedging Activity (Details) (USD $)	3 Months Ended	6 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Derivative instruments and hedging activity
Upfront payment at closing for hedging transaction		$ (35,091,536)
Unrealized losses	(6,913,622)	(6,913,622)
Commodity derivative contracts | Natural gas derivatives | Call Option | 2013
Derivative instruments and hedging activity
Average Daily Volume (In MMcf/BBls)		7,233
Total of Notional Volume (In MMcf/BBls)		417,772
Base Fixed Price (in dollars per share)		3.65
Commodity derivative contracts | Natural gas derivatives | Call Option | 2014
Derivative instruments and hedging activity
Average Daily Volume (In MMcf/BBls)		10,000
Total of Notional Volume (In MMcf/BBls)		9,733,236
Base Fixed Price (in dollars per share)		3.90
Commodity derivative contracts | Natural gas derivatives | Call Option | 2015
Derivative instruments and hedging activity
Average Daily Volume (In MMcf/BBls)		15,000
Total of Notional Volume (In MMcf/BBls)		10,696,392
Base Fixed Price (in dollars per share)		3.70
Commodity derivative contracts | Natural gas derivatives | Call Option | 2016
Derivative instruments and hedging activity
Average Daily Volume (In MMcf/BBls)		20,000
Total of Notional Volume (In MMcf/BBls)		11,056,752
Base Fixed Price (in dollars per share)		3.65
Commodity derivative contracts | Natural gas derivatives | Call Option | 2017
Derivative instruments and hedging activity
Average Daily Volume (In MMcf/BBls)		25,000
Total of Notional Volume (In MMcf/BBls)		11,184,600
Base Fixed Price (in dollars per share)		3.55
Commodity derivative contracts | Natural gas derivatives | Call Option | 2018
Derivative instruments and hedging activity
Average Daily Volume (In MMcf/BBls)		25,000
Total of Notional Volume (In MMcf/BBls)		8,252,340
Base Fixed Price (in dollars per share)		3.45
Commodity derivative contracts | Crude oil derivatives | Float Price Swap | 2013
Derivative instruments and hedging activity
Average Daily Volume (In MMcf/BBls)		26
Total of Notional Volume (In MMcf/BBls)		1,566
Base Fixed Price (in dollars per share)		92.00
Commodity derivative contracts | Crude oil derivatives | Float Price Swap | 2014
Derivative instruments and hedging activity
Average Daily Volume (In MMcf/BBls)		23
Total of Notional Volume (In MMcf/BBls)		8,268
Base Fixed Price (in dollars per share)		92.00
Commodity derivative contracts | Crude oil derivatives | Float Price Swap | 2015
Derivative instruments and hedging activity
Average Daily Volume (In MMcf/BBls)		15
Total of Notional Volume (In MMcf/BBls)		5,532
Base Fixed Price (in dollars per share)		92.00
Commodity derivative contracts | Crude oil derivatives | Float Price Swap | 2016
Derivative instruments and hedging activity
Average Daily Volume (In MMcf/BBls)		8
Total of Notional Volume (In MMcf/BBls)		2,900
Base Fixed Price (in dollars per share)		92.00
Commodity derivative contracts | Crude oil derivatives | Call Option | 2013
Derivative instruments and hedging activity
Average Daily Volume (In MMcf/BBls)		88
Total of Notional Volume (In MMcf/BBls)		5,306
Base Fixed Price (in dollars per share)		90.00
Commodity derivative contracts | Crude oil derivatives | Call Option | 2014
Derivative instruments and hedging activity
Average Daily Volume (In MMcf/BBls)		289
Total of Notional Volume (In MMcf/BBls)		105,624
Base Fixed Price (in dollars per share)		90.00
Commodity derivative contracts | Crude oil derivatives | Call Option | 2015
Derivative instruments and hedging activity
Average Daily Volume (In MMcf/BBls)		312
Total of Notional Volume (In MMcf/BBls)		113,952
Base Fixed Price (in dollars per share)		80.00
Commodity derivative contracts | Crude oil derivatives | Call Option | 2016
Derivative instruments and hedging activity
Average Daily Volume (In MMcf/BBls)		361
Total of Notional Volume (In MMcf/BBls)		131,796
Base Fixed Price (in dollars per share)		80.00
Commodity derivative contracts | Crude oil derivatives | Call Option | 2017
Derivative instruments and hedging activity
Average Daily Volume (In MMcf/BBls)		328
Total of Notional Volume (In MMcf/BBls)		119,868
Base Fixed Price (in dollars per share)		80.00
Commodity derivative contracts | Crude oil derivatives | Call Option | 2018
Derivative instruments and hedging activity
Average Daily Volume (In MMcf/BBls)		218
Total of Notional Volume (In MMcf/BBls)		79,452
Base Fixed Price (in dollars per share)		80.00
Cubic Asset | Call Option | Short
Derivative instruments and hedging activity
Upfront payment at closing for hedging transaction		$ 35,000,000
Cubic Asset | Natural gas derivatives | Call Option | Short
Derivative instruments and hedging activity
Total of Notional Volume (In MMcf/BBls)		51,300,000
Cubic Asset | Natural gas derivatives | Call Option | 2013 | Short
Derivative instruments and hedging activity
Base Fixed Price (in dollars per share)		3.65
Cubic Asset | Natural gas derivatives | Call Option | 2014 | Short
Derivative instruments and hedging activity
Base Fixed Price (in dollars per share)		3.90
Cubic Asset | Crude oil derivatives | Call Option | Short
Derivative instruments and hedging activity
Total of Notional Volume (In MMcf/BBls)		556,000
Cubic Asset | Crude oil derivatives | Call Option | Short | Minimum
Derivative instruments and hedging activity
Base Fixed Price (in dollars per share)		80
Cubic Asset | Crude oil derivatives | Call Option | Short | Maximum
Derivative instruments and hedging activity
Base Fixed Price (in dollars per share)		90